COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Lease Payments
The Company leases its facilities under various operating lease agreements, which expire through 2022. In addition, the Company leases certain motor vehicles under certain car operating lease agreements which expire through 2020. The minimum lease payments under operating leases as of December 31, 2017 are as follows:

	Lease of premises	Lease of motor vehicles

2018	$5,271	$375
2019	5,238	256
2020	4,220	79
2021	1,437	-
2022	938	-

	$17,104	$710